Business Combination (Details) - Kelly’s Education Limited [Member]	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 HKD ($)
Business Combination [Line Items]
Equity interest	100.00%	100.00%
Purchase price	¥ 1,842	$ 2,000